Document and Entity Information	Mar. 04, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (“Amendment No. 1”) amends the Current Report on Form 8-K filed by the Company with the Securities and Exchange Commission on March 4, 2022 (the “Original Form 8-K”). Capitalized terms used but not defined in this Explanatory Note shall have the meanings ascribed to them in the disclosures below. This Amendment No. 1 is being filed by the Company to revise a table in the Original Form 8-K under Item 8.01 found under the subheading “Valuation Methodologies,” which table summarizes the individual components presented to the Company’s Board to estimate the per share net asset value of the Company’s common stock as of December 31, 2021. Because of the effect of rounding, the Estimated Per Share NAV as of December 31, 2021, reflected in this table in the Original Form 8-K differed by $0.01 from the actual Estimated Per Share NAV of $20.20 determined by the Company’s Board and disclosed elsewhere in the Original Form 8-K. The amount of the Estimated Per Share NAV as of December 31, 2021, reflected in the revised table below is now consistent with the references to the Estimated Per Share NAV of $20.20 elsewhere in the Original Form 8-K and this Amendment No. 1. The primary heading under Item 8.01 is also being revised because it inadvertently referenced an amendment and restatement of the Company’s share repurchase program when no amendment and restatement of the share repurchase program has occurred that has not been previously disclosed. The Fourth Amended and Restated Share Repurchase Program as previously disclosed by the Company continues to apply. Except as provided in this Amendment No. 1, the disclosures made in the Original Form 8-K remain unchanged.
Document Period End Date	Mar. 04, 2022
Entity Registrant Name	INLAND REAL ESTATE INCOME TRUST, INC.
Entity Central Index Key	0001528985
Entity Emerging Growth Company	false
Entity File Number	000-55146
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	45-3079597
Entity Address, Address Line One	2901 Butterfield Road
Entity Address, City or Town	Oak Brook
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60523
City Area Code	630
Local Phone Number	218-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false